Interest and Other Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Interest and Other Finance Expenses [abstract]
Schedule of Interest and Other Finance Expenses
	Year ended December 31,
	2025	2024 (1)
Interest	$2,158	$2,731
Amortization deferred charges	84	876
Finance fees	86	282
Other	228	146
	2,556	4,035